Interest income (Tables)	12 Months Ended
Dec. 31, 2024
Interest income [Abstract]
Schedule of Interest Income

	For the years ended,
	December 31, 2024	December 31, 2023	December 31, 2022
	$	$	$
Interest on related party loan	-	6,841	6,821
Interest on bank deposits	2,342,071	560,349	217,568
Total interest income	2,342,071	567,190	224,389